Form N-1A Cover	Dec. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2024
Prospectus Date	Feb. 28, 2024
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED February 28, 2024,
 AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
(the “Fund”)

Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI Emerging Markets ETF (PXH)
(the “Fund”)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024,
 AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
(the “Fund”)